Commitments and contingencies - Summary of operating leases for office rental (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and contingencies
2019	$ 1,763
2020	1,099
2021	558
Future minimum payments under non-cancellable operating leases for office rental	$ 3,420